Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Sep. 30, 2025	Aug. 14, 2025	May 09, 2025	Dec. 31, 2024	Sep. 09, 2024	Dec. 31, 2023	Nov. 27, 2023	Nov. 26, 2023	Nov. 22, 2023	Nov. 21, 2023	Jun. 07, 2023	Jun. 06, 2023	May 31, 2023
Allowance for Credit Loss, Receivable, Other, Current	$ 19,867,174			$ 19,034,976		$ 16,102,278
Preferred Stock, Par or Stated Value Per Share							$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized	71,250,000			71,250,000			100,000,000	50,000,000	18,250,000	25,000,000	50,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	500,000,000			500,000,000		500,000,000	500,000,000				500,000,000
Common Stock, Shares, Issued	190,104,140			97,479,734
Common Stock, Shares, Outstanding	190,104,140			97,479,734		87,554,734
Preferred Class A [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	71,250,000			81,250,000		81,250,000
Preferred Stock, Shares Issued	64,220,000			37,020,000
Preferred Stock, Shares Outstanding	64,220,000			37,020,000		28,420,000
Preferred Class B [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized	10,000,000			10,000,000
Preferred Stock, Shares Issued	10,000,000			0
Preferred Stock, Shares Outstanding	10,000,000			0
Preferred Class C [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001			$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	18,750,000			18,750,000		18,750,000
Preferred Stock, Shares Issued	0			18,750,000		18,750,000
Preferred Stock, Shares Outstanding	0			18,750,000